Acquisition of Fairhaven Pharmaceuticals Inc - Additional Information (Details) - Fairhaven Pharmaceuticals Inc. - Share Purchase Agreement $ in Thousands	3 Months Ended
Jun. 30, 2023 CAD ($) shares
Disclosure Of Business Combinations [Line Items]
Date of business acquisition	Jul. 17, 2020
Common Shares
Disclosure Of Business Combinations [Line Items]
Business acquisition, ownership percentage	100.00%
Shares issued for acquisition | shares	145,312
Aggregate value of additional payment in shares | $	$ 1,312
Number of days in average volume weighted trading price	5 days